Income Taxes - Additional Information (Detail) € in Millions, $ in Millions	3 Months Ended					9 Months Ended
	Sep. 30, 2017 USD ($)	Sep. 30, 2017 EUR (€)	Sep. 30, 2016 USD ($)	Mar. 31, 2016 USD ($)	Mar. 31, 2016 EUR (€)	Sep. 30, 2017 USD ($)	Sep. 30, 2016 USD ($)
Income Tax Disclosure [Line Items]
Effective tax rate	64.00%	64.00%	55.20%			43.90%	(104.70%)
Charge related to repurchase of notes | $	$ (39)		$ (38)			$ (56)	$ (38)
Non-tax deductible charges				$ 502	€ 450		551
6.250% Notes due 2018 [Member]
Income Tax Disclosure [Line Items]
Charge related to repurchase of notes		€ 347
Notes repurchased		1,200
2.750% Notes due 2018 [Member]
Income Tax Disclosure [Line Items]
Charge related to repurchase of notes		453
Notes repurchased		€ 1,000
7.875% Senior Notes due 2017 [Member]
Income Tax Disclosure [Line Items]
Notes repurchased | $			$ 450				$ 450
Early redemption of outstanding senior notes | $						$ 636